accounting policy developments (Tables)	6 Months Ended
Jun. 30, 2025
accounting policy developments
Schedule of consolidated financial statements

The effects on the consolidated statement of income and other comprehensive income line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions except per share amounts)	IFRS 7 effects	IFRS 7 effects	reported
THREE-MONTH
OPERATING REVENUES	$5,082	$—	$5,082
OPERATING EXPENSES
Goods and services purchased	1,859	(1)	1,858
Employee benefits expense	1,545	—	1,545
Depreciation	601	—	601
Amortization of intangible assets	403	—	403
Impairment of goodwill	500	—	500
	4,908	(1)	4,907
OPERATING INCOME	174	1	175
Financing costs	337	36	373
INCOME (LOSS) BEFORE INCOME TAXES	(163)	(35)	(198)
Income taxes	56	(9)	47
NET INCOME (LOSS)	$(219)	$(26)	$(245)
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$(29)	$26	$(3)
COMPREHENSIVE INCOME (LOSS)	$(296)	$—	$(296)
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$33	$(26)	$7
NET INCOME PER COMMON SHARE
Basic	$0.02	$(0.02)	$—
Diluted	$0.02	$(0.02)	$—

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions except per share amounts)	IFRS 7 effects	IFRS 7 effects	reported
SIX-MONTH
OPERATING REVENUES	$10,139	$—	$10,139
OPERATING EXPENSES
Goods and services purchased	3,707	(2)	3,705
Employee benefits expense	3,011	—	3,011
Depreciation	1,193	—	1,193
Amortization of intangible assets	803	—	803
Impairment of goodwill	500	—	500
	9,214	(2)	9,212
OPERATING INCOME	925	2	927
Financing costs	698	19	717
INCOME BEFORE INCOME TAXES	227	(17)	210
Income taxes	158	(4)	154
NET INCOME	$69	$(13)	$56
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$(27)	$13	$(14)
COMPREHENSIVE INCOME	$57	$—	$57
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$341	$(13)	$328
NET INCOME PER COMMON SHARE
Basic	$0.22	$—	$0.22
Diluted	$0.22	$—	$0.22

The effects on the consolidated statement of changes in owners’ equity line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
As at June 30, 2025 (millions)	IFRS 7 effects	IFRS 7 effects	reported
COMMON EQUITY
Share capital	$13,533	$—	$13,533
Contributed surplus	1,142	—	1,142
Retained earnings	643	(13)	630
Accumulated other comprehensive income (loss)	(98)	13	(85)
	$15,220	$—	$15,220

The effects on the consolidated statement of cash flows line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions)	IFRS 7 effects	IFRS 7 effects	reported
THREE-MONTH
OPERATING ACTIVITIES
Net income (loss)	$(219)	$(26)	$(245)
Deferred income taxes	(74)	(9)	(83)
Net-change in non-cash operating working capital	(66)	35	(31)
All other reconciling items within operating activities	1,025	—	1,025
Cash provided by operating activities	$1,166	$—	$1,166
SIX-MONTH
OPERATING ACTIVITIES
Net income	$69	$(13)	$56
Deferred income taxes	(85)	(4)	(89)
Net-change in non-cash operating working capital	(291)	17	(274)
All other reconciling items within operating activities	2,050	—	2,050
Cash provided by operating activities	$2,243	$—	$2,243